SCHEDULE OF ESTIMATED USEFUL LIVES OF EQUIPMENT (Details)	Dec. 31, 2022
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of equipment	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of equipment	20 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of equipment	3 years